SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Geographic reportable segment
In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2020	$-	$3	$2
2019	$1	$90	$24
2018	$1	$276	$22
Property and equipment
December 31, 2020	$9	$19	$–
December 31, 2019	$–	$25	$–
December 31, 2018	$–	$33	$–